Schedule of Investments
(unaudited)
July 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class C,
(3-mo. LIBOR USD at 0.00% Floor + 3.20%),
8.78%, 01/10/39
(a) (b)
................ USD 231 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $ 208,007 ) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 2.0%
Airbus SE ......................... 14,055 2,126,897
Axon Enterprise, Inc.
(c)
................ 924 277,209
BAE Systems plc .................... 43,794 730,401
Boeing Co. (The)
(c)
................... 10,049 1,915,339
Curtiss-Wright Corp. .................. 4,604 1,356,799
Dassault Aviation SA ................. 817 164,490
General Dynamics Corp. ............... 4,233 1,264,440
General Electric Co. .................. 23,532 4,005,146
Howmet Aerospace, Inc. ............... 5,966 570,946
Loar Holdings, Inc.
(c)
.................. 203 12,688
Lockheed Martin Corp. ................ 15,353 8,320,098
Northrop Grumman Corp. .............. 8,596 4,163,215
Rheinmetall AG ..................... 3,262 1,776,670
Rolls-Royce Holdings plc
(c)
............. 189,545 1,097,504
RTX Corp. ........................ 54,587 6,413,427
Safran SA ......................... 7,398 1,625,286
Spirit AeroSystems Holdings, Inc. , Class A
(c)
.. 2,347 85,079
Textron, Inc. ....................... 4,367 405,694
Thales SA ......................... 1,589 252,577
TransDigm Group, Inc. ................ 1,650 2,135,463
38,699,368
Air Freight & Logistics — 0.5%
DSV A/S .......................... 1,001 183,628
FedEx Corp. ....................... 9,727 2,939,986
United Parcel Service, Inc. , Class B ....... 52,151 6,798,926
9,922,540
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA 10,704 423,760
Denso Corp. ....................... 119,800 1,964,602
Magna International, Inc. ............... 3,414 151,505
QuantumScape Corp. , Class A
(c)
.......... 7,094 45,827
2,585,694
Automobiles — 1.1%
Ferrari NV ........................ 1,361 560,150
General Motors Co. .................. 19,447 861,891
Honda Motor Co. Ltd. ................. 447,000 4,776,006
Lucid Group, Inc.
(c) (d)
.................. 17,965 63,237
Mercedes-Benz Group AG .............. 7,097 469,144
Renault SA ........................ 3,825 185,368
Stellantis NV ....................... 39,014 650,132
Tesla, Inc.
(c)
........................ 46,278 10,739,735
Toyota Motor Corp. .................. 116,400 2,236,132
20,541,795
Banks — 4.7%
ABN AMRO Bank NV , CVA
(b) (e)
........... 86,002 1,501,324
ANZ Group Holdings Ltd. .............. 20,049 381,433
Banco Bilbao Vizcaya Argentaria SA ....... 115,610 1,211,734
Banco de Sabadell SA ................ 72,759 153,539
Banco Santander SA ................. 279,580 1,348,736
Bank of America Corp. ................ 227,232 9,159,722
Bank of Ireland Group plc .............. 11,494 130,169
Security
Shares
Shares Value
Banks (continued)
Bank of Montreal .................... 2,544 $ 214,572
Bank of Nova Scotia (The) .............. 10,672 498,333
Banque Cantonale Vaudoise (Registered) ... 2,110 223,971
Barclays plc ....................... 254,363 760,623
BAWAG Group AG
(b) (e)
................ 3,088 225,517
BNP Paribas SA .................... 21,210 1,453,177
BOC Hong Kong Holdings Ltd. ........... 213,000 619,686
BOK Financial Corp. .................. 459 47,204
CaixaBank SA ...................... 40,389 235,558
Citigroup, Inc. ...................... 87,955 5,706,520
Citizens Financial Group, Inc. ........... 56,193 2,397,755
Commerzbank AG ................... 86,826 1,415,479
Commonwealth Bank of Australia ......... 12,246 1,103,489
Credit Agricole SA ................... 18,929 287,257
DBS Group Holdings Ltd. .............. 32,560 892,256
East West Bancorp, Inc. ............... 1,675 147,216
FinecoBank Banca Fineco SpA .......... 23,610 400,809
First Hawaiian, Inc. .................. 2,578 64,553
Hang Seng Bank Ltd. ................. 53,400 653,927
HSBC Holdings plc .................. 341,386 3,104,599
Huntington Bancshares, Inc. ............ 25,416 379,969
ING Groep NV ...................... 51,007 925,826
Intesa Sanpaolo SpA ................. 599,821 2,435,774
JPMorgan Chase & Co. ............... 58,167 12,377,938
KBC Group NV ..................... 7,945 614,513
KeyCorp .......................... 27,626 445,607
Mitsubishi UFJ Financial Group, Inc. ....... 522,100 6,030,439
Mizuho Financial Group, Inc. ............ 147,850 3,379,872
National Australia Bank Ltd. ............. 41,780 1,055,224
NatWest Group plc ................... 127,353 604,225
Nordea Bank Abp ................... 150,070 1,756,080
NU Holdings Ltd. , Class A
(c)
............. 64,049 776,914
PNC Financial Services Group, Inc. (The) ... 2,503 453,293
Regions Financial Corp. ............... 13,733 307,207
Resona Holdings, Inc. ................ 50,100 359,264
Societe Generale SA ................. 8,844 229,387
Standard Chartered plc ................ 43,427 428,984
Sumitomo Mitsui Financial Group, Inc. ...... 57,100 4,123,358
Sumitomo Mitsui Trust Holdings, Inc. ....... 105,900 2,676,818
Svenska Handelsbanken AB , Class A ...... 34,639 349,642
Swedbank AB , Class A ................ 53,220 1,131,668
TFS Financial Corp. .................. 997 13,519
Toronto-Dominion Bank (The) ........... 22,424 1,324,180
Truist Financial Corp. ................. 54,444 2,433,102
UniCredit SpA ...................... 40,056 1,645,288
United Overseas Bank Ltd. ............. 15,900 385,554
US Bancorp ....................... 79,586 3,571,820
Webster Financial Corp. ............... 3,215 159,528
Wells Fargo & Co. ................... 79,287 4,704,891
Westpac Banking Corp. ............... 105,818 2,067,980
91,487,022
Beverages — 0.2%
Boston Beer Co., Inc. (The) , Class A
(c)
...... 184 51,559
Brown-Forman Corp. , Class A ........... 986 44,952
Coca-Cola Co. (The) ................. 15,724 1,049,420
Coca-Cola HBC AG .................. 12,063 440,178
Diageo plc ........................ 34,042 1,059,216
Pernod Ricard SA ................... 3,592 480,635
3,125,960
Biotechnology — 1.0%
AbbVie, Inc. ....................... 17,629 3,267,006
Alnylam Pharmaceuticals, Inc.
(c)
.......... 4,503 1,069,282
Amgen, Inc. ....................... 5,385 1,790,351
Biogen, Inc.
(c)
...................... 4,765 1,015,898

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Cerevel Therapeutics Holdings, Inc.
(c)
...... 1,396 $ 62,764
CSL Ltd. .......................... 11,716 2,377,917
Exact Sciences Corp.
(c)
................ 11,200 511,616
Genmab A/S
(c)
...................... 3,563 1,006,446
Gilead Sciences, Inc. ................. 40,510 3,081,191
GRAIL, Inc.
(c)
....................... 528 8,121
Halozyme Therapeutics, Inc.
(c)
........... 5,859 323,768
Incyte Corp.
(c)
...................... 22,882 1,488,932
Moderna, Inc.
(c)
..................... 1,897 226,160
Natera, Inc.
(c)
....................... 1,849 189,319
Neurocrine Biosciences, Inc.
(c)
........... 3,573 505,830
Regeneron Pharmaceuticals, Inc.
(c)
........ 659 711,186
Sarepta Therapeutics, Inc.
(c)
............ 3,694 525,435
Ultragenyx Pharmaceutical, Inc.
(c)
......... 1,767 79,550
United Therapeutics Corp.
(c)
............. 2,683 840,557
19,081,329
Broadline Retail — 2.3%
Amazon.com, Inc.
(c)
.................. 206,766 38,661,107
Coupang, Inc. , Class A
(c)
............... 23,311 483,703
Etsy, Inc.
(c)
........................ 7,830 510,046
Kohl's Corp. ....................... 2,236 48,432
MercadoLibre, Inc.
(c)
.................. 698 1,164,892
Nordstrom, Inc. ..................... 2,025 46,231
Prosus NV ........................ 26,961 940,489
Wesfarmers Ltd. .................... 53,188 2,566,972
44,421,872
Building Products — 0.9%
Advanced Drainage Systems, Inc.
(d)
....... 11,951 2,115,805
Assa Abloy AB , Class B ............... 68,277 2,079,329
AZEK Co., Inc. (The) , Class A
(c)
.......... 23,289 1,045,443
Builders FirstSource, Inc.
(c)
............. 11,316 1,893,959
Carlisle Cos., Inc. ................... 1,945 814,138
Cie de Saint-Gobain SA ............... 7,830 671,703
Daikin Industries Ltd. ................. 1,700 246,511
Fortune Brands Innovations, Inc. ......... 17,911 1,447,388
Hayward Holdings, Inc.
(c)
............... 2,886 42,684
Kingspan Group plc .................. 1,676 156,814
Masco Corp. ....................... 25,659 1,997,553
Owens Corning ..................... 5,425 1,011,111
Trane Technologies plc ................ 10,772 3,600,864
Trex Co., Inc.
(c)
..................... 12,609 1,054,491
18,177,793
Capital Markets — 2.3%
3i Group plc ....................... 27,177 1,093,351
abrdn plc ......................... 31,728 69,389
Ameriprise Financial, Inc. .............. 2,318 996,902
Amundi SA
(b) (e)
...................... 2,815 205,441
Ares Management Corp. , Class A ......... 3,589 549,835
Bank of New York Mellon Corp. (The) ...... 22,682 1,475,918
Blackstone, Inc. , Class A ............... 14,360 2,041,274
Brookfield Asset Management Ltd. , Class A .. 4,656 203,216
Brookfield Corp. , Class A ............... 3,435 167,514
Carlyle Group, Inc. (The) ............... 4,406 219,154
Charles Schwab Corp. (The) ............ 31,578 2,058,570
CME Group, Inc. , Class A .............. 15,952 3,090,062
Coinbase Global, Inc. , Class A
(c)
.......... 5,639 1,265,166
Daiwa Securities Group, Inc. ............ 55,700 459,865
Deutsche Bank AG (Registered) .......... 45,857 713,786
Deutsche Boerse AG ................. 5,464 1,118,855
Euronext NV
(b) (e)
..................... 2,891 292,289
Franklin Resources, Inc. ............... 10,647 243,497
Goldman Sachs Group, Inc. (The) ........ 7,710 3,924,621
Hargreaves Lansdown plc .............. 17,654 250,794
Security
Shares
Shares Value
Capital Markets (continued)
Hong Kong Exchanges & Clearing Ltd. ..... 20,300 $ 598,790
Intercontinental Exchange, Inc. .......... 5,112 774,775
Invesco Ltd. ....................... 11,044 190,619
Japan Exchange Group, Inc. ............ 14,900 349,829
KKR & Co., Inc. ..................... 16,306 2,012,976
London Stock Exchange Group plc ........ 10,115 1,231,256
Macquarie Group Ltd. ................. 9,711 1,336,483
Moody's Corp. ...................... 4,149 1,893,936
Morgan Stanley ..................... 24,146 2,492,109
MSCI, Inc. ........................ 4,269 2,308,504
Nasdaq, Inc. ....................... 4,138 280,060
Nomura Holdings, Inc. ................ 110,900 683,766
Partners Group Holding AG ............. 523 703,981
S&P Global, Inc. .................... 7,288 3,532,712
SBI Holdings, Inc. ................... 14,800 384,706
Schroders plc ...................... 67,265 339,922
St. James's Place plc ................. 19,183 168,979
State Street Corp. ................... 16,410 1,394,358
T. Rowe Price Group, Inc. .............. 3,191 364,444
UBS Group AG (Registered) ............ 71,497 2,166,407
Virtu Financial, Inc. , Class A ............. 1,670 45,624
XP, Inc. , Class A .................... 8,259 141,311
43,835,046
Chemicals — 0.2%
Air Liquide SA ...................... 7,414 1,352,748
Arkema SA ........................ 2,623 236,707
Asahi Kasei Corp. ................... 23,900 172,349
BASF SE ......................... 4,396 204,665
Chemours Co. (The) .................. 3,018 72,945
Covestro AG
(b) (c) (e)
.................... 3,860 227,234
Croda International plc ................ 3,304 171,789
Huntsman Corp. .................... 3,308 79,160
NewMarket Corp. .................... 136 76,278
Scotts Miracle-Gro Co. (The) ............ 860 67,596
Sumitomo Chemical Co. Ltd. ............ 120,000 307,615
2,969,086
Commercial Services & Supplies — 0.8%
Brambles Ltd. ...................... 113,697 1,159,104
Cintas Corp. ....................... 5,457 4,168,821
Clean Harbors, Inc.
(c)
................. 1,994 476,028
GFL Environmental, Inc. ............... 8,439 327,438
MSA Safety, Inc. .................... 749 141,299
RB Global, Inc. ..................... 3,685 293,437
Republic Services, Inc. ................ 1,501 291,674
Veralto Corp. ....................... 20,454 2,179,578
Vestis Corp. ....................... 2,661 34,513
Waste Connections, Inc. ............... 3,433 610,284
Waste Management, Inc. ............... 25,528 5,173,504
14,855,680
Communications Equipment — 0.7%
Arista Networks, Inc.
(c)
................ 13,111 4,543,617
Cisco Systems, Inc. .................. 78,312 3,794,216
Juniper Networks, Inc. ................ 6,469 243,817
Lumentum Holdings, Inc.
(c)
............. 1,351 69,955
Motorola Solutions, Inc. ............... 12,832 5,118,941
Ubiquiti, Inc. ....................... 82 15,217
13,785,763
Construction & Engineering — 0.8%
AECOM .......................... 36,228 3,282,619
Bouygues SA ...................... 5,267 181,849
Comfort Systems USA, Inc. ............. 1,355 450,429
Eiffage SA ........................ 3,884 386,542
EMCOR Group, Inc. .................. 3,867 1,451,827

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Ferrovial SE
(d)
...................... 33,625 $ 1,337,125
Fluor Corp.
(c)
....................... 4,112 197,787
Kajima Corp. ....................... 12,900 249,273
MasTec, Inc.
(c)
...................... 11,879 1,307,046
Obayashi Corp. ..................... 27,400 359,744
Quanta Services, Inc. ................. 10,801 2,866,369
Shimizu Corp. ...................... 61,800 388,410
Skanska AB , Class B ................. 23,787 465,078
Stantec, Inc. ....................... 1,338 117,727
Taisei Corp. ....................... 11,800 501,162
Vinci SA .......................... 8,731 996,364
WillScot Holdings Corp.
(c)
.............. 15,618 640,338
15,179,689
Construction Materials — 0.5%
CRH plc .......................... 26,048 2,232,314
Heidelberg Materials AG ............... 10,155 1,057,940
Holcim AG ........................ 35,151 3,284,875
James Hardie Industries plc , CDI
(c)
........ 51,055 1,834,082
Summit Materials, Inc. , Class A
(c)
......... 4,988 208,399
Vulcan Materials Co. ................. 4,018 1,102,981
9,720,591
Consumer Finance — 0.2%
Ally Financial, Inc. ................... 5,362 241,344
American Express Co. ................ 12,022 3,042,047
Capital One Financial Corp. ............. 4,113 622,708
3,906,099
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc. , Class A ........... 8,459 167,742
Coles Group Ltd. .................... 44,641 529,071
Costco Wholesale Corp. ............... 12,395 10,188,690
Dollar General Corp. ................. 6,815 820,458
Dollar Tree, Inc.
(c)
.................... 5,070 529,004
Grocery Outlet Holding Corp.
(c)
........... 1,962 38,377
Kroger Co. (The) .................... 91,640 4,994,380
Loblaw Cos. Ltd. .................... 7,138 880,197
Maplebear, Inc.
(c)
.................... 4,268 147,203
Performance Food Group Co.
(c)
.......... 27,427 1,892,463
Seven & i Holdings Co. Ltd. ............. 96,500 1,155,564
Sysco Corp. ....................... 36,913 2,829,382
Target Corp. ....................... 27,079 4,072,952
Walmart, Inc. ....................... 195,647 13,429,210
Woolworths Group Ltd. ................ 30,546 689,215
42,363,908
Containers & Packaging — 0.1%
Amcor plc ......................... 158,819 1,672,364
Ball Corp. ......................... 5,528 352,852
Silgan Holdings, Inc. .................. 1,678 86,300
Sonoco Products Co. ................. 1,982 106,869
2,218,385
Distributors — 0.1%
Genuine Parts Co. ................... 11,375 1,673,376
Pool Corp. ........................ 740 276,790
1,950,166
Diversified Consumer Services — 0.0%
ADT, Inc. ......................... 5,872 45,684
Grand Canyon Education, Inc.
(c)
.......... 592 92,323
138,007
Diversified REITs — 0.0%
Land Securities Group plc .............. 16,160 132,147
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Registered) ....... 68,927 $ 1,802,958
Iridium Communications, Inc. ............ 2,426 69,626
Liberty Global Ltd. , Class A
(c)
............ 3,357 65,428
Nippon Telegraph & Telephone Corp. ...... 1,174,100 1,251,254
3,189,266
Electric Utilities — 0.7%
Acciona SA ........................ 1,051 136,255
Avangrid, Inc. ...................... 8,353 297,951
Chubu Electric Power Co., Inc. ........... 24,000 302,604
CK Infrastructure Holdings Ltd. ........... 101,000 673,645
CLP Holdings Ltd. ................... 43,000 369,053
Duke Energy Corp. .................. 4,573 499,692
Edison International .................. 3,886 310,919
Endesa SA ........................ 8,292 160,900
Enel SpA ......................... 191,664 1,368,323
Entergy Corp. ...................... 2,971 344,547
Eversource Energy .................. 12,477 809,882
Exelon Corp. ....................... 13,952 519,014
Iberdrola SA ....................... 138,720 1,832,242
IDACORP, Inc. ..................... 1,024 100,096
NextEra Energy, Inc. ................. 28,640 2,187,810
Origin Energy Ltd. ................... 35,185 241,421
Power Assets Holdings Ltd. ............. 156,000 994,262
SSE plc .......................... 29,172 706,015
Terna - Rete Elettrica Nazionale .......... 33,640 280,129
Xcel Energy, Inc. .................... 11,669 680,069
12,814,829
Electrical Equipment — 1.1%
ABB Ltd. (Registered) ................. 107,870 5,987,501
AMETEK, Inc. ...................... 9,618 1,668,531
Eaton Corp. plc ..................... 14,308 4,360,935
Emerson Electric Co. ................. 4,212 493,267
GE Vernova, Inc.
(c)
................... 1,329 236,881
Legrand SA ....................... 8,372 904,569
Mitsubishi Electric Corp. ............... 30,300 504,852
Schneider Electric SE ................. 13,229 3,188,655
Siemens Energy AG
(c)
................. 47,302 1,373,581
Vertiv Holdings Co. , Class A ............ 22,118 1,740,687
Vestas Wind Systems A/S
(c)
............. 27,020 668,665
21,128,124
Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc. ........................ 3,058 164,398
Crane NXT Co. ..................... 992 62,377
Flex Ltd.
(c)
......................... 43,047 1,383,961
Hexagon AB , Class B ................. 42,525 433,094
IPG Photonics Corp.
(c)
................ 576 46,310
Keyence Corp. ..................... 5,700 2,492,384
Kyocera Corp. ...................... 15,700 197,741
Littelfuse, Inc. ...................... 494 131,952
Murata Manufacturing Co. Ltd. ........... 37,600 836,524
TD SYNNEX Corp. ................... 15,111 1,800,778
TE Connectivity Ltd. .................. 26,994 4,165,984
11,715,503
Energy Equipment & Services — 0.0%
Schlumberger NV ................... 3,608 174,230
Tenaris SA ........................ 12,943 205,365
379,595
Entertainment — 0.9%
Liberty Media Corp.-Liberty Formula One , Class
A
(c)
........................... 470 34,766
Liberty Media Corp.-Liberty Live , Class A
(c)
... 388 14,655
Liberty Media Corp.-Liberty Live , Class C
(c)
.. 940 36,679

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Madison Square Garden Sports Corp.
(c)
..... 377 $ 75,555
Netflix, Inc.
(c)
....................... 11,172 7,019,926
Nintendo Co. Ltd. .................... 20,300 1,121,746
Playtika Holding Corp. ................ 1,379 10,522
ROBLOX Corp. , Class A
(c)
.............. 6,949 288,522
Sea Ltd. , ADR, Class A
(c)
............... 8,593 564,560
Spotify Technology SA
(c)
............... 8,358 2,874,650
Walt Disney Co. (The) ................ 51,661 4,840,119
Warner Bros Discovery, Inc.
(c)
............ 121,445 1,050,499
17,932,199
Financial Services — 2.4%
Adyen NV
(b) (c) (e)
..................... 745 911,313
Berkshire Hathaway, Inc. , Class B
(c)
....... 35,604 15,612,354
Block, Inc. , Class A
(c)
................. 20,125 1,245,335
Edenred SE ....................... 5,256 218,853
EXOR NV ......................... 4,263 437,011
Fiserv, Inc.
(c)
....................... 17,521 2,865,910
Global Payments, Inc. ................ 5,541 563,187
Groupe Bruxelles Lambert NV ........... 12,752 951,670
Industrivarden AB , Class C ............. 7,683 260,432
Investor AB , Class B .................. 132,790 3,769,925
Jack Henry & Associates, Inc. ........... 1,554 266,480
L E Lundbergforetagen AB , Class B ....... 6,808 344,169
M&G plc .......................... 76,477 208,832
Mastercard, Inc. , Class A ............... 20,269 9,398,938
Nexi SpA
(b) (c) (e)
...................... 31,497 193,318
ORIX Corp. ........................ 29,600 716,014
PayPal Holdings, Inc.
(c)
................ 15,878 1,044,455
UWM Holdings Corp. , Class A ........... 1,847 15,515
Visa, Inc. , Class A ................... 26,909 7,148,914
46,172,625
Food Products — 0.2%
Chocoladefabriken Lindt & Spruengli AG .... 16 200,538
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 7 866,799
Kerry Group plc , Class A ............... 1,829 171,004
Nestle SA (Registered) ................ 6,243 632,370
Pilgrim's Pride Corp.
(c)
................. 835 34,427
Post Holdings, Inc.
(c)
.................. 17,698 1,935,453
Seaboard Corp. ..................... 5 16,240
Tyson Foods, Inc. , Class A ............. 7,994 486,835
4,343,666
Gas Utilities — 0.0%
Snam SpA ........................ 47,547 227,209
UGI Corp. ......................... 20,700 512,946
740,155
Ground Transportation — 0.4%
Central Japan Railway Co. ............. 20,700 488,043
East Japan Railway Co. ............... 40,800 777,379
Schneider National, Inc. , Class B ......... 950 25,564
Uber Technologies, Inc.
(c)
.............. 47,372 3,054,073
U-Haul Holding Co.
(c)
................. 153 10,219
Union Pacific Corp. .................. 15,708 3,875,635
8,230,913
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories .................. 28,504 3,019,714
Alcon, Inc. ........................ 5,254 497,473
Becton Dickinson & Co. ............... 4,250 1,024,505
Boston Scientific Corp.
(c)
............... 12,583 929,632
Cochlear Ltd. ...................... 1,294 292,387
Dexcom, Inc.
(c)
...................... 5,329 361,413
Enovis Corp.
(c)
...................... 1,101 52,452
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Envista Holdings Corp.
(c)
............... 3,478 $ 59,369
EssilorLuxottica SA .................. 6,569 1,503,248
Hoya Corp. ........................ 1,300 162,891
IDEXX Laboratories, Inc.
(c)
.............. 613 291,862
Medtronic plc ...................... 44,691 3,589,581
QuidelOrtho Corp.
(c)
.................. 1,091 42,865
Stryker Corp. ...................... 8,735 2,860,276
Terumo Corp. ...................... 9,500 170,319
14,857,987
Health Care Providers & Services — 1.4%
Amedisys, Inc.
(c)
.................... 649 63,634
Cardinal Health, Inc. .................. 5,743 579,067
Centene Corp.
(c)
.................... 17,364 1,335,639
Cigna Group (The) ................... 9,715 3,387,329
CVS Health Corp. ................... 25,246 1,523,091
Elevance Health, Inc. ................. 2,575 1,369,977
HCA Healthcare, Inc. ................. 15,868 5,760,877
McKesson Corp. .................... 4,043 2,494,612
Premier, Inc. , Class A ................. 2,410 50,562
Tenet Healthcare Corp.
(c)
............... 1,551 232,185
UnitedHealth Group, Inc. ............... 15,799 9,102,752
Universal Health Services, Inc. , Class B .... 1,324 283,018
26,182,743
Health Care REITs — 0.0%
Medical Properties Trust, Inc. ............ 12,014 57,788
Ventas, Inc. ....................... 6,471 352,281
410,069
Health Care Technology — 0.0%
(c)
Certara, Inc. ....................... 2,435 38,010
Veeva Systems, Inc. , Class A ............ 3,644 699,393
737,403
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc. ............. 4,203 63,297
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc. , Class A
(c)
................. 3,275 457,059
Aristocrat Leisure Ltd. ................. 7,254 258,345
Booking Holdings, Inc. ................ 204 757,862
Carnival Corp.
(c)
..................... 40,968 682,527
DraftKings, Inc. , Class A
(c)
.............. 12,433 459,399
Evolution AB
(b) (e)
..................... 2,021 195,773
Flutter Entertainment plc
(c)
.............. 2,936 580,758
Galaxy Entertainment Group Ltd. ......... 46,000 193,380
Marriott Vacations Worldwide Corp. ........ 705 59,629
Penn Entertainment, Inc.
(c)
.............. 3,049 60,888
Travel + Leisure Co. .................. 1,386 63,881
Wendy's Co. (The) ................... 3,492 59,120
3,828,621
Household Durables — 0.5%
Barratt Developments plc .............. 63,317 428,459
Berkeley Group Holdings plc ............ 7,650 499,410
DR Horton, Inc. ..................... 10,348 1,861,916
Leggett & Platt, Inc. .................. 2,692 35,454
Lennar Corp. , Class A ................. 6,192 1,095,550
Lennar Corp. , Class B ................ 230 37,941
Newell Brands, Inc. .................. 8,396 72,122
NVR, Inc.
(c)
........................ 14 120,505
Panasonic Holdings Corp. .............. 93,600 766,695
Persimmon plc ..................... 7,491 152,759
PulteGroup, Inc. .................... 6,413 846,516
Sony Group Corp. ................... 23,500 2,087,238
Taylor Morrison Home Corp.
(c)
........... 2,781 186,549

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Taylor Wimpey plc ................... 237,023 $ 485,939
Toll Brothers, Inc. .................... 1,582 225,767
8,902,820
Household Products — 0.7%
Colgate-Palmolive Co. ................ 22,832 2,264,706
Henkel AG & Co. KGaA ............... 4,610 357,196
Kimberly-Clark Corp. ................. 23,634 3,191,772
Procter & Gamble Co. (The) ............ 48,775 7,841,069
Reckitt Benckiser Group plc ............. 12,773 687,106
Reynolds Consumer Products, Inc. ........ 1,076 29,934
Spectrum Brands Holdings, Inc. .......... 593 50,174
14,421,957
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 88,034 1,566,125
Brookfield Renewable Corp. ............ 2,735 76,853
Brookfield Renewable Corp. , Class A ...... 4,055 113,986
Clearway Energy, Inc. , Class A ........... 687 16,921
Clearway Energy, Inc. , Class C .......... 1,659 44,262
RWE AG ......................... 8,086 301,777
2,119,924
Industrial Conglomerates — 0.4%
CK Hutchison Holdings Ltd. ............. 82,500 430,989
Hikari Tsushin, Inc. ................... 2,000 374,509
Hitachi Ltd. ........................ 74,000 1,598,894
Keppel Ltd. ........................ 140,900 701,241
Siemens AG (Registered) .............. 20,664 3,783,519
6,889,152
Industrial REITs — 0.0%
Nippon Prologis REIT, Inc. .............. 14 23,131
Prologis, Inc. ....................... 2,161 272,394
Segro plc ......................... 25,857 304,353
599,878
Insurance — 2.8%
Ageas SA ......................... 20,587 982,849
AIA Group Ltd. ..................... 267,800 1,791,277
Allianz SE (Registered) ................ 9,672 2,724,268
Allstate Corp. (The) .................. 8,711 1,490,626
Aon plc , Class A .................... 5,358 1,760,157
Arch Capital Group Ltd.
(c)
.............. 18,003 1,724,327
Assured Guaranty Ltd. ................ 1,073 88,383
AXA SA .......................... 32,526 1,141,983
Axis Capital Holdings Ltd. .............. 12,780 968,085
Brighthouse Financial, Inc.
(c)
............ 1,250 62,337
Cincinnati Financial Corp. .............. 4,815 628,935
CNA Financial Corp. .................. 430 21,139
Dai-ichi Life Holdings, Inc. .............. 15,200 463,453
Generali .......................... 9,787 253,317
Globe Life, Inc. ..................... 17,509 1,623,785
Great-West Lifeco, Inc. ................ 4,823 144,866
Hanover Insurance Group, Inc. (The) ...... 723 99,405
Hartford Financial Services Group, Inc. (The) . 10,257 1,137,706
Intact Financial Corp. ................. 2,225 404,340
Kemper Corp. ...................... 1,226 78,538
Marsh & McLennan Cos., Inc. ........... 22,927 5,102,862
MetLife, Inc. ....................... 14,516 1,115,555
MS&AD Insurance Group Holdings, Inc. .... 40,000 942,982
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 4,437 2,185,333
NN Group NV ...................... 59,045 2,963,125
Power Corp. of Canada ............... 17,860 516,920
Principal Financial Group, Inc. ........... 22,756 1,854,842
Progressive Corp. (The) ............... 18,722 4,008,755
Security
Shares
Shares Value
Insurance (continued)
Prudential plc ...................... 43,090 $ 388,861
QBE Insurance Group Ltd. ............. 88,145 1,040,292
Reinsurance Group of America, Inc. ....... 16,355 3,686,908
RLI Corp. ......................... 839 126,345
Sompo Holdings, Inc. ................. 17,400 396,753
Swiss Re AG ....................... 11,440 1,410,362
Tokio Marine Holdings, Inc. ............. 51,300 2,012,660
Travelers Cos., Inc. (The) .............. 21,235 4,596,103
Unum Group ....................... 26,041 1,498,139
White Mountains Insurance Group Ltd. ..... 50 89,300
WR Berkley Corp. ................... 7,845 432,495
Zurich Insurance Group AG ............. 5,129 2,819,772
54,778,140
Interactive Media & Services — 3.3%
Alphabet, Inc. , Class A ................ 135,281 23,206,103
Alphabet, Inc. , Class C ................ 104,207 18,043,442
Auto Trader Group plc
(b) (e)
.............. 15,459 161,931
LY Corp. .......................... 73,100 182,890
Meta Platforms, Inc. , Class A ............ 46,937 22,287,096
Pinterest, Inc. , Class A
(c)
............... 20,961 669,704
Snap, Inc. , Class A
(c)
.................. 23,408 311,794
TripAdvisor, Inc.
(c)
.................... 2,184 38,504
64,901,464
IT Services — 0.9%
Accenture plc , Class A ................ 8,331 2,754,395
Bechtle AG ........................ 4,418 195,247
Capgemini SE ...................... 2,296 455,810
Cloudflare, Inc. , Class A
(c)
.............. 13,437 1,041,368
DXC Technology Co.
(c)
................ 3,672 74,689
Fujitsu Ltd. ........................ 50,300 913,457
Gartner, Inc.
(c)
...................... 1,492 747,775
Globant SA
(c)
....................... 1,781 346,779
GoDaddy, Inc. , Class A
(c)
............... 10,658 1,550,206
International Business Machines Corp. ..... 2,022 388,507
NEC Corp. ........................ 5,200 450,084
Nomura Research Institute Ltd. .......... 18,100 558,778
Obic Co. Ltd. ....................... 5,200 792,912
Otsuka Corp. ...................... 37,400 829,075
SCSK Corp. ....................... 17,500 344,539
Snowflake, Inc. , Class A
(c)
.............. 9,038 1,178,374
TIS, Inc. .......................... 9,300 199,219
VeriSign, Inc.
(c)
..................... 17,359 3,246,307
Wix.com Ltd.
(c)
...................... 3,703 577,390
16,644,911
Leisure Products — 0.0%
YETI Holdings, Inc.
(c)
................. 1,724 71,287
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc. , Class A
(c)
........... 2,107 43,552
Agilent Technologies, Inc. .............. 4,689 663,025
Azenta, Inc.
(c)
...................... 1,110 69,142
Danaher Corp. ..................... 4,407 1,221,092
Eurofins Scientific SE ................. 3,330 197,149
Fortrea Holdings, Inc.
(c)
................ 1,745 48,145
Illumina, Inc.
(c)
...................... 5,562 681,901
IQVIA Holdings, Inc.
(c)
................. 6,623 1,630,781
Lonza Group AG (Registered) ........... 1,948 1,297,192
Medpace Holdings, Inc.
(c)
.............. 621 237,545
Mettler-Toledo International, Inc.
(c)
......... 2,236 3,401,023
Sartorius Stedim Biotech ............... 989 197,356
Sotera Health Co.
(c)
.................. 2,542 35,257
Thermo Fisher Scientific, Inc. ............ 10,607 6,505,697

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ....... 2,342 $ 717,050
16,945,907
Machinery — 1.1%
Alstom SA
(c)
....................... 9,354 183,269
Atlas Copco AB , Class A ............... 91,300 1,624,926
Atlas Copco AB , Class B ............... 9,882 154,613
Caterpillar, Inc. ..................... 5,574 1,929,719
Esab Corp. ........................ 1,145 116,332
FANUC Corp. ...................... 7,800 231,245
Gates Industrial Corp. plc
(c)
............. 4,148 77,111
GEA Group AG ..................... 4,440 196,050
Graco, Inc. ........................ 3,229 274,626
IDEX Corp. ........................ 912 190,134
Illinois Tool Works, Inc. ................ 4,926 1,218,101
ITT, Inc. .......................... 8,144 1,152,050
Komatsu Ltd. ...................... 55,500 1,577,730
Kubota Corp. ...................... 60,800 874,117
Oshkosh Corp. ..................... 2,495 271,082
Otis Worldwide Corp. ................. 14,219 1,343,696
PACCAR, Inc. ...................... 8,752 863,472
Parker-Hannifin Corp. ................. 4,278 2,400,643
Pentair plc ........................ 5,124 450,246
Schindler Holding AG ................. 2,095 560,736
Techtronic Industries Co. Ltd. ............ 30,500 390,604
Toyota Industries Corp. ................ 4,100 344,687
Trelleborg AB , Class B ................ 8,223 305,588
Volvo AB , Class B ................... 85,571 2,183,837
Westinghouse Air Brake Technologies Corp. .. 1,071 172,592
Xylem, Inc. ........................ 16,324 2,179,254
21,266,460
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class B .......... 298 492,993
Kawasaki Kisen Kaisha Ltd. ............. 14,800 227,404
Mitsui OSK Lines Ltd. ................. 16,600 527,269
Nippon Yusen KK .................... 26,000 837,822
2,085,488
Media — 0.4%
Charter Communications, Inc. , Class A
(c)
.... 866 328,838
Comcast Corp. , Class A ............... 98,011 4,044,914
Informa plc ........................ 53,512 598,006
Liberty Broadband Corp. , Class A
(c)
........ 327 21,654
Liberty Media Corp.-Liberty SiriusXM
(c)
..... 2,984 67,170
Liberty Media Corp.-Liberty SiriusXM , Class A
(c)
1,437 32,505
News Corp. , Class B ................. 2,301 65,555
Paramount Global , Class A ............. 173 3,962
Paramount Global , Class B ............. 65,989 753,594
Publicis Groupe SA .................. 3,902 407,355
Sirius XM Holdings, Inc.
(d)
.............. 12,372 42,683
Vivendi SE ........................ 25,669 273,908
WPP plc .......................... 13,380 129,065
6,769,209
Metals & Mining — 1.1%
Anglo American plc .................. 25,953 786,799
Antofagasta plc ..................... 12,120 315,595
ArcelorMittal SA ..................... 30,321 690,430
Barrick Gold Corp. ................... 29,358 543,930
BHP Group Ltd. ..................... 192,174 5,337,622
Endeavour Mining plc ................. 30,949 681,006
Endeavour Mining plc ................. 21,627 483,094
Fortescue Ltd. ...................... 99,847 1,242,380
Freeport-McMoRan, Inc. ............... 41,219 1,871,755
Glencore plc ....................... 246,847 1,369,715
JFE Holdings, Inc. ................... 22,000 322,264
Security
Shares
Shares Value
Metals & Mining (continued)
MP Materials Corp. , Class A
(c)
........... 2,651 $ 35,841
Newmont Corp. ..................... 101,772 4,993,952
Rio Tinto Ltd. ...................... 25,507 1,960,012
Rio Tinto plc ....................... 14,660 953,383
South32 Ltd. ....................... 139,203 279,199
Southern Copper Corp.
(d)
............... 1,735 184,968
United States Steel Corp. .............. 4,484 184,248
22,236,193
Multi-Utilities — 0.3%
Ameren Corp. ...................... 2,105 166,863
Centrica plc ....................... 95,180 162,280
CMS Energy Corp. ................... 6,365 412,452
Consolidated Edison, Inc. .............. 1,897 184,996
Dominion Energy, Inc. ................. 20,803 1,112,128
E.ON SE ......................... 131,576 1,845,107
Engie SA ......................... 11,338 178,235
National Grid plc .................... 98,370 1,248,136
NiSource, Inc. ...................... 8,203 256,344
Veolia Environnement SA .............. 22,574 709,133
WEC Energy Group, Inc. ............... 1,577 135,717
6,411,391
Office REITs — 0.0%
Dexus
(f)
.......................... 21,967 101,280
Gecina SA ........................ 1,657 164,271
Highwoods Properties, Inc. ............. 2,111 65,378
330,929
Oil, Gas & Consumable Fuels — 1.5%
BP plc ........................... 300,200 1,774,516
Chevron Corp. ...................... 40,175 6,446,882
ConocoPhillips ..................... 16,549 1,840,249
Eni SpA .......................... 56,546 904,725
Equinor ASA ....................... 24,366 645,216
Exxon Mobil Corp. ................... 73,558 8,723,243
Matador Resources Co. ............... 939 57,730
Repsol SA ........................ 16,670 237,763
Shell plc .......................... 121,155 4,417,782
Targa Resources Corp. ................ 4,423 598,343
TotalEnergies SE .................... 42,288 2,853,017
28,499,466
Passenger Airlines — 0.1%
Alaska Air Group, Inc.
(c)
................ 3,812 143,065
Delta Air Lines, Inc. .................. 5,893 253,517
Deutsche Lufthansa AG (Registered) ...... 115,010 720,743
Japan Airlines Co. Ltd. ................ 10,500 170,130
United Airlines Holdings, Inc.
(c)
........... 12,415 563,889
1,851,344
Personal Care Products — 0.4%
Beiersdorf AG ...................... 1,695 246,025
Estee Lauder Cos., Inc. (The) , Class A ..... 8,810 877,564
Haleon plc ........................ 83,811 375,926
L'Oreal SA ........................ 6,145 2,657,392
Unilever plc ........................ 44,033 2,706,035
6,862,942
Pharmaceuticals — 4.1%
Astellas Pharma, Inc. ................. 30,300 351,418
AstraZeneca plc .................... 26,966 4,284,112
Bristol-Myers Squibb Co. ............... 86,773 4,126,924
Catalent, Inc.
(c)
..................... 3,642 216,116
Daiichi Sankyo Co. Ltd. ................ 29,100 1,185,176
Elanco Animal Health, Inc.
(c)
............. 21,197 276,409
Eli Lilly & Co. ...................... 20,000 16,085,400

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
GSK plc .......................... 67,995 $ 1,320,380
Ipsen SA ......................... 1,672 187,733
Johnson & Johnson .................. 64,718 10,215,736
Merck & Co., Inc. .................... 93,504 10,578,108
Merck KGaA ....................... 823 147,047
Novartis AG (Registered) .............. 39,919 4,456,072
Novo Nordisk A/S , Class B ............. 76,656 10,156,376
Ono Pharmaceutical Co. Ltd. ............ 10,200 150,474
Otsuka Holdings Co. Ltd. .............. 11,700 596,329
Pfizer, Inc. ........................ 230,769 7,047,685
Roche Holding AG ................... 5,466 1,790,579
Royalty Pharma plc , Class A ............ 7,876 221,867
Sanofi SA ......................... 21,718 2,238,964
Takeda Pharmaceutical Co. Ltd. .......... 26,400 741,161
Viatris, Inc. ........................ 59,856 721,863
Zoetis, Inc. , Class A .................. 17,782 3,201,471
80,297,400
Professional Services — 0.9%
Automatic Data Processing, Inc. .......... 6,123 1,608,022
Booz Allen Hamilton Holding Corp. ........ 3,885 556,759
Broadridge Financial Solutions, Inc. ....... 1,411 301,954
Bureau Veritas SA ................... 10,722 335,483
CACI International, Inc. , Class A
(c)
......... 2,798 1,291,221
Computershare Ltd. .................. 6,527 117,721
Experian plc ....................... 43,644 2,059,124
Genpact Ltd. ....................... 3,556 123,287
Leidos Holdings, Inc. ................. 12,045 1,739,298
ManpowerGroup, Inc. ................. 968 74,129
Paycor HCM, Inc.
(c)
.................. 1,422 17,647
Recruit Holdings Co. Ltd. .............. 55,000 3,153,881
RELX plc ......................... 24,252 1,144,634
SS&C Technologies Holdings, Inc. ........ 11,504 839,217
Thomson Reuters Corp. ............... 2,131 345,353
TransUnion ........................ 6,952 627,488
Verisk Analytics, Inc. .................. 8,884 2,325,387
Wolters Kluwer NV ................... 9,023 1,510,535
18,171,140
Real Estate Management & Development — 0.1%
CBRE Group, Inc. , Class A
(c)
............ 4,883 550,363
CK Asset Holdings Ltd. ................ 128,500 491,008
Daiwa House Industry Co. Ltd. ........... 18,500 523,890
Henderson Land Development Co. Ltd. ..... 76,000 213,471
Hongkong Land Holdings Ltd.
(d)
.......... 58,900 190,224
Howard Hughes Holdings, Inc.
(c)
.......... 627 46,504
Swire Pacific Ltd. , Class A .............. 33,000 284,684
Swire Properties Ltd. ................. 90,400 142,771
Wharf Real Estate Investment Co. Ltd. ..... 48,000 118,004
Zillow Group, Inc. , Class A
(c)
............ 952 45,125
2,606,044
Residential REITs — 0.0%
AvalonBay Communities, Inc. ........... 807 165,370
Camden Property Trust ................ 2,585 286,289
451,659
Retail REITs — 0.0%
Simon Property Group, Inc. ............. 3,869 593,659
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.
(c)
.......... 39,565 5,716,351
Advantest Corp. ..................... 7,900 349,665
Analog Devices, Inc. .................. 930 215,183
Applied Materials, Inc. ................ 19,848 4,211,746
ARM Holdings plc , ADR
(c) (d)
............. 8,162 1,176,715
ASM International NV ................. 407 280,025
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV ................... 8,995 $ 8,375,887
BE Semiconductor Industries NV ......... 2,330 300,162
Broadcom, Inc. ..................... 94,007 15,105,045
Cirrus Logic, Inc.
(c)
................... 1,396 182,150
Disco Corp. ........................ 1,400 468,155
Intel Corp. ........................ 115,736 3,557,725
KLA Corp. ......................... 4,526 3,725,215
Lam Research Corp. ................. 7,629 7,028,140
Marvell Technology, Inc. ............... 17,234 1,154,333
Micron Technology, Inc. ................ 37,482 4,116,273
Monolithic Power Systems, Inc. .......... 586 505,771
NVIDIA Corp. ...................... 490,295 57,374,321
QUALCOMM, Inc. ................... 25,018 4,527,007
Renesas Electronics Corp. ............. 27,100 466,767
SCREEN Holdings Co. Ltd. ............. 2,800 237,271
STMicroelectronics NV ................ 40,167 1,328,036
Texas Instruments, Inc. ................ 1,475 300,620
Tokyo Electron Ltd. .................. 21,200 4,436,047
Wolfspeed, Inc.
(c)
.................... 2,520 47,502
125,186,112
Software — 6.3%
Adobe, Inc.
(c)
....................... 9,775 5,392,379
AppLovin Corp. , Class A
(c)
.............. 2,378 183,344
Atlassian Corp. , Class A
(c)
.............. 11,624 2,052,450
Cadence Design Systems, Inc.
(c)
......... 985 263,645
CCC Intelligent Solutions Holdings, Inc.
(c)
.... 9,022 92,566
Check Point Software Technologies Ltd.
(c)
... 6,479 1,188,572
Constellation Software, Inc. ............. 238 750,948
Crowdstrike Holdings, Inc. , Class A
(c)
....... 8,581 1,990,449
CyberArk Software Ltd.
(c)
............... 2,458 630,182
Dassault Systemes SE ................ 19,548 741,041
Datadog, Inc. , Class A
(c)
............... 10,915 1,270,943
DocuSign, Inc.
(c)
.................... 2,637 146,301
DoubleVerify Holdings, Inc.
(c)
............ 2,933 61,945
Dynatrace, Inc.
(c)
.................... 15,065 661,655
Elastic NV
(c)
....................... 2,724 298,741
Five9, Inc.
(c)
....................... 1,484 66,112
Fortinet, Inc.
(c)
...................... 42,376 2,459,503
HashiCorp, Inc. , Class A
(c)
.............. 1,947 65,711
HubSpot, Inc.
(c)
..................... 1,952 970,203
Informatica, Inc. , Class A
(c)
............. 1,293 30,954
Intuit, Inc. ......................... 5,340 3,456,849
Manhattan Associates, Inc.
(c)
............ 6,316 1,612,980
Microsoft Corp. ..................... 159,792 66,848,983
MicroStrategy, Inc. , Class A
(c)
............ 315 508,549
Monday.com Ltd.
(c)
................... 597 137,197
nCino, Inc.
(c)
....................... 1,671 54,742
Nemetschek SE ..................... 1,545 147,572
Nice Ltd.
(c)
........................ 603 108,835
Nutanix, Inc. , Class A
(c)
................ 15,952 805,735
Oracle Corp. ....................... 36,399 5,075,840
Oracle Corp. Japan .................. 3,100 253,051
Palantir Technologies, Inc. , Class A
(c)
....... 57,561 1,547,815
Palo Alto Networks, Inc.
(c)
.............. 5,959 1,935,066
Pegasystems, Inc. ................... 903 62,957
RingCentral, Inc. , Class A
(c)
............. 1,663 58,288
Sage Group plc (The) ................. 14,841 207,456
Salesforce, Inc. ..................... 24,065 6,228,022
SAP SE .......................... 18,806 3,975,970
ServiceNow, Inc.
(c)
................... 6,951 5,660,825
Smartsheet, Inc. , Class A
(c)
............. 6,908 331,308
Synopsys, Inc.
(c)
.................... 3,278 1,830,173
Temenos AG (Registered) .............. 3,880 269,422
Teradata Corp.
(c)
.................... 1,964 63,673
Workday, Inc. , Class A
(c)
............... 4,680 1,062,922

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Xero Ltd.
(c)
........................ 7,256 $ 661,146
Zscaler, Inc.
(c)
...................... 6,590 1,181,916
123,404,936
Specialized REITs — 0.1%
American Tower Corp. ................ 1,507 332,143
EPR Properties ..................... 1,513 68,085
Equinix, Inc. ....................... 770 608,485
Rayonier, Inc. ...................... 2,990 90,686
VICI Properties, Inc. .................. 6,523 203,909
1,303,308
Specialty Retail — 1.7%
Abercrombie & Fitch Co. , Class A
(c)
........ 6,346 935,908
AutoNation, Inc.
(c)
.................... 4,469 852,328
Avolta AG ......................... 7,380 278,458
Bath & Body Works, Inc. ............... 6,571 241,484
Burlington Stores, Inc.
(c)
............... 9,228 2,402,233
Dick's Sporting Goods, Inc. ............. 823 178,056
Fast Retailing Co. Ltd. ................ 1,400 385,908
Gap, Inc. (The) ..................... 84,774 1,990,494
Home Depot, Inc. (The) ............... 23,177 8,532,844
Industria de Diseno Textil SA ............ 6,540 317,771
Lowe's Cos., Inc. .................... 21,213 5,208,004
Ross Stores, Inc. .................... 30,456 4,362,213
TJX Cos., Inc. (The) .................. 57,291 6,475,029
Ulta Beauty, Inc.
(c)
................... 431 157,268
Wayfair, Inc. , Class A
(c)
................ 6,748 367,294
Zalando SE
(b) (c) (e)
.................... 7,180 183,982
32,869,274
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc. ........................ 292,596 64,979,720
Canon, Inc. ........................ 69,900 2,187,989
Dell Technologies, Inc. , Class C .......... 9,784 1,112,245
HP, Inc. .......................... 13,738 495,804
Logitech International SA (Registered) ...... 2,264 203,933
NetApp, Inc. ....................... 8,855 1,124,408
70,104,099
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.
(c)
................. 2,297 77,042
Carter's, Inc. ....................... 726 43,959
Hermes International SCA .............. 259 566,002
LVMH Moet Hennessy Louis Vuitton SE ..... 3,104 2,189,445
Moncler SpA ....................... 5,180 308,863
NIKE, Inc. , Class B .................. 12,499 935,675
Under Armour, Inc. , Class A
(c)
............ 3,734 26,026
Under Armour, Inc. , Class C
(c)
........... 3,918 26,603
4,173,615
Tobacco — 0.5%
Altria Group, Inc. .................... 83,489 4,091,796
British American Tobacco plc ............ 12,156 431,307
Imperial Brands plc .................. 6,255 172,399
Japan Tobacco, Inc. .................. 64,200 1,889,097
Philip Morris International, Inc. ........... 34,368 3,957,819
10,542,418
Trading Companies & Distributors — 1.2%
AerCap Holdings NV ................. 4,749 446,169
Ashtead Group plc ................... 17,651 1,273,827
Beacon Roofing Supply, Inc.
(c)
........... 4,783 491,692
Brenntag SE ....................... 6,110 434,643
Bunzl plc ......................... 4,065 170,321
Ferguson plc ....................... 16,141 3,593,794
Herc Holdings, Inc. ................... 1,743 271,629
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
ITOCHU Corp. ..................... 33,900 $ 1,738,509
Marubeni Corp. ..................... 81,600 1,535,694
Mitsubishi Corp. ..................... 48,400 999,559
Mitsui & Co. Ltd. .................... 38,000 881,748
MSC Industrial Direct Co., Inc. , Class A ..... 929 82,635
Sojitz Corp. ........................ 5,500 130,092
Sumitomo Corp. .................... 116,600 2,897,223
Toyota Tsusho Corp. .................. 12,600 251,912
United Rentals, Inc. .................. 3,744 2,834,582
Watsco, Inc. ....................... 2,060 1,008,349
WESCO International, Inc. .............. 5,509 963,800
WW Grainger, Inc. ................... 4,091 3,996,130
24,002,308
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (e)
.................... 966 183,539
Water Utilities — 0.0%
Severn Trent plc .................... 10,850 358,697
United Utilities Group plc ............... 26,318 349,757
708,454
Wireless Telecommunication Services — 0.0%
KDDI Corp. ........................ 9,700 291,873
SoftBank Corp. ..................... 17,000 221,761
513,634
Total Common Stocks — 69 .3%
(Cost: $ 972,813,190 ) .............................. 1,349,525,396
Beneficial Interest
(000)
Other Interests
(g)
Capital Markets — 0.0%
(c)(h)(i)
Lehman Brothers Holdings, Inc. .......... USD 190 —
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 110 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Automobiles — 0.1%
Volkswagen AG (Preference) ............ 18,114 2,021,578
Total Preferred Securities — 0 .1%
(Cost: $ 2,238,695 ) ............................... 2,021,578
Rights
Biotechnology — 0.0%
Mirati Therapeutics, Inc., CVR
(c) (i)
......... 1,004 713
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c) (i)
............... 843 1,366
Total Rights — 0 .0%
(Cost: $ 1,563 ) .................................. 2,079

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0 .0%
Occidental Petroleum Corp. ( Issued/Exercisable
07/06/20 , 1 Share for 1 Warrant, Expires
08/03/27 , Strike Price USD 22.00 )
(c)
..... 1,587 $ 61,814
Total Warrants — 0 .0%
(Cost: $ 7,856 ) .................................. 61,814
Total Long-Term Investments — 69.4%
(Cost: $ 975,269,311 ) .............................. 1,351,610,867
Short-Term Securities
Money Market Funds — 2.9%
(j)(k)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(l)
................... 889,609 889,964
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.21% .................... 55,735,872 55,735,872
Total Money Market Funds — 2 .9%
(Cost: $ 56,625,747 ) ............................... 56,625,836
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 8.7%
U.S. Treasury Bills
(m)
5.29% , 08/20/24 .................. USD 50,000 $ 49,860,597
5.30% , 08/27/24 .................. 50,339 50,147,031
5.30% , 09/24/24 .................. 25,100 24,902,149
5.30% , 11/05/24 .................. 44,793 44,181,190
Total U.S. Treasury Obligations — 8 .7%
(Cost: $ 169,081,736 ) .............................. 169,090,967
Total Short-Term Securities — 11.6%
(Cost: $ 225,707,483 ) .............................. 225,716,803
Total Investments — 81 .0%
(Cost: $ 1,200,976,794 ) ............................ 1,577,327,670
Other Assets Less Liabilities — 19.0% ................... 370,923,016
Net Assets — 100.0% ...............................
$ 1,948,250,686
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,004,427 $ — $ (112,545)
(a)
$ (2,030) $ 112 $ 889,964 889,609 $ 10,060
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 110,930,805 — (55,194,933)
(a)
— — 55,735,872 55,735,872 1,132,525 —
$ (2,030) $ 112 $ 56,625,836 $ 1,142,585 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 5,888 09/06/24 $ 852,166 $ 9,213,922
TOPIX Index ............................................................. 1,874 09/12/24 346,367 (1,699,056)
Australia 10-Year Bond ...................................................... 3,214 09/16/24 242,299 1,886,784
S&P/TSX 60 Index ......................................................... 1,009 09/19/24 202,480 11,037,039
U.S. Treasury Ultra Bond ..................................................... 554 09/19/24 71,189 3,129,664
DAX Index .............................................................. 397 09/20/24 199,684 636,154
EURO STOXX 50 Index ..................................................... 1,000 09/20/24 53,030 (79,540)
FTSE/MIB Index ........................................................... 2,051 09/20/24 376,780 5,981,425
Mini-DAX Index ........................................................... 20 09/20/24 2,012 (5,287)
MSCI EAFE E-Mini Index ..................................................... 210 09/20/24 25,092 597,727
S&P 500 E-Mini Index ....................................................... 149 09/20/24 41,407 432,334
WIG20 Index ............................................................. 3,889 09/20/24 46,831 (1,077,812)
Long Gilt ................................................................ 2,309 09/26/24 294,518 5,541,482
U.S. Treasury 2-Year Note .................................................... 107 09/30/24 22,004 (2,113)
U.S. Treasury 5-Year Note .................................................... 59 09/30/24 6,384 (442)
35,592,281
Short Contracts
CAC 40 Index ............................................................ 2,770 08/16/24 225,895 2,063,761
IBEX 35 Index ............................................................ 1,079 08/16/24 129,663 297,832
OMX Stockholm 30 Index .................................................... 2,803 08/16/24 68,490 (132,448)
IFSC NIFTY 50 Index ....................................................... 238 08/29/24 11,946 (243,195)
MSCI Singapore Index ...................................................... 1,885 08/29/24 44,430 (324,081)
Japan 10-Year Bond ........................................................ 491 09/12/24 467,778 2,036,747
Canada 10-Year Bond ....................................................... 6,468 09/18/24 575,943 (12,012,469)
FTSE/JSE Top 40 Index ..................................................... 2,989 09/19/24 124,687 (4,512,815)
SPI 200 Index ............................................................ 437 09/19/24 57,747 (1,453,524)
U.S. Treasury 10-Year Note ................................................... 5,546 09/19/24 622,279 (7,208,425)
U.S. Treasury Long Bond ..................................................... 931 09/19/24 112,971 (4,464,254)
U.S. Treasury Ultra Bond ..................................................... 1,307 09/19/24 167,950 (7,503,225)
FTSE 100 Index ........................................................... 705 09/20/24 75,814 (1,546,215)
MSCI EAFE E-Mini Index ..................................................... 2,875 09/20/24 343,519 (8,256,912)
S&P 500 E-Mini Index ....................................................... 2,873 09/20/24 798,407 (2,561,188)
SET50 Index ............................................................. 25,965 09/27/24 120,657 (3,101,096)
(48,921,507)
$ (13,329,226)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 4,394,000 USD 4,988,148 Citibank NA 09/18/24 $ 47,038
CHF 2,421,000 USD 2,768,252 HSBC Bank plc 09/18/24 6,028
EUR 104,292,759 USD 112,086,396 Citibank NA 09/18/24 1,039,910
EUR 6,653,000 USD 7,164,774 HSBC Bank plc 09/18/24 51,732
EUR 7,412,000 USD 7,969,465 JPMorgan Chase Bank NA 09/18/24 70,328
GBP 2,290,000 USD 2,904,322 HSBC Bank plc 09/18/24 40,859
GBP 3,613,000 USD 4,583,870 JPMorgan Chase Bank NA 09/18/24 62,828
JPY 1,501,045,000 USD 9,666,316 JPMorgan Chase Bank NA 09/18/24 425,674
SGD 921,000 USD 683,312 JPMorgan Chase Bank NA 09/18/24 7,342
THB 264,606,000 USD 7,302,619 UBS AG 09/18/24 149,403
USD 5,188,988 AUD 7,827,000 Commonwealth Bank of Australia 09/18/24 64,237
USD 4,431,900 AUD 6,661,000 HSBC Bank plc 09/18/24 70,591
USD 971,969 AUD 1,466,000 JPMorgan Chase Bank NA 09/18/24 12,101
USD 8,833,391 BRL 48,029,000 HSBC Bank plc 09/18/24 384,554
USD 7,559,807 BRL 41,830,000 JPMorgan Chase Bank NA 09/18/24 201,444

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,110,603 CAD 8,377,000 Bank of New York Mellon 09/18/24 $ 34,603
USD 1,844,747 CAD 2,529,000 Toronto Dominion Bank 09/18/24 10,414
USD 3,000,208 EUR 2,745,000 Bank of New York Mellon 09/18/24 22,708
USD 9,836,729 EUR 9,068,000 JPMorgan Chase Bank NA 09/18/24 674
USD 86,769 INR 7,270,000 HSBC Bank plc 09/18/24 66
USD 6,245,997 MXN 117,125,000 Citibank NA 09/18/24 6,368
USD 3,707,949 SEK 38,861,000 JPMorgan Chase Bank NA 09/18/24 70,204
USD 7,706,233 ZAR 140,008,000 Goldman Sachs International 09/18/24 47,630
KRW 12,450,820,000 USD 9,002,358 BNP Paribas SA 09/19/24 103,823
KRW 5,204,031,000 USD 3,778,720 Morgan Stanley & Co. International plc 09/19/24 27,363
KRW 9,554,211,000 USD 6,929,719 Toronto Dominion Bank 09/19/24 57,963
3,015,885
AUD 10,525,000 USD 7,057,118 Citibank NA 09/18/24 (165,844)
AUD 237,027,686 USD 157,060,732 HSBC Bank plc 09/18/24 (1,866,167)
BRL 86,185,000 USD 15,859,623 JPMorgan Chase Bank NA 09/18/24 (698,721)
CAD 65,552,869 USD 47,816,193 Citibank NA 09/18/24 (269,431)
EUR 9,306,000 USD 10,098,647 HSBC Bank plc 09/18/24 (4,433)
MXN 23,080,000 USD 1,230,518 JPMorgan Chase Bank NA 09/18/24 (972)
NOK 9,622,000 USD 902,243 JPMorgan Chase Bank NA 09/18/24 (19,337)
NZD 811,000 USD 497,432 JPMorgan Chase Bank NA 09/18/24 (14,737)
USD 909,384 CHF 801,000 JPMorgan Chase Bank NA 09/18/24 (8,500)
USD 2,761,168 CHF 2,464,000 Morgan Stanley & Co. International plc 09/18/24 (62,386)
USD 8,195,490 EUR 7,609,000 Credit Agricole Corporate & Investment Bank SA 09/18/24 (57,989)
USD 3,613,800 EUR 3,339,000 JPMorgan Chase Bank NA 09/18/24 (8,012)
USD 13,280,957 EUR 12,358,000 Standard Chartered Bank 09/18/24 (123,760)
USD 6,939,149 GBP 5,470,000 Commonwealth Bank of Australia 09/18/24 (95,846)
USD 8,968,601 JPY 1,395,388,000 Goldman Sachs International 09/18/24 (413,024)
USD 8,909,944 JPY 1,371,678,000 JPMorgan Chase Bank NA 09/18/24 (312,271)
USD 1,375,428 PLN 5,634,000 Citibank NA 09/18/24 (45,176)
USD 1,671,601 SGD 2,253,000 Toronto Dominion Bank 09/18/24 (17,915)
USD 18,492,014 THB 674,376,000 BNP Paribas SA 09/18/24 (500,242)
USD 683,284 ZAR 12,657,000 Toronto Dominion Bank 09/18/24 (9,068)
USD 7,481,408 KRW 10,336,438,000 UBS AG 09/19/24 (78,373)
CLP 27,842,336,000 USD 29,857,733 Morgan Stanley & Co. International plc 09/23/24 (308,216)
(5,080,420)
$ (2,064,535)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5.00 % Quarterly 06/20/29 B+ USD 29,785 $ 2,199,300 $ 1,948,698 $ 250,602
Markit CDX North American
Investment Grade Index
Series 42.V1 ....... 1.00 Quarterly 06/20/29 BBB+ USD 172 3,853 3,558 295
$ 2,203,153 $ 1,952,256 $ 250,897
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 9.56% Monthly 09/18/24
(a)
09/12/29 MXN 1,384,000 $ 1,046,561 $ — $ 1,046,561
28-day MXIBTIIE Monthly 9.60% Monthly 09/18/24
(a)
09/12/29 MXN 1,445,000 1,216,306 — 1,216,306
28-day MXIBTIIE Monthly 9.65% Monthly 09/18/24
(a)
09/12/29 MXN 652,000 618,533 — 618,533
28-day MXIBTIIE Monthly 9.73% Monthly 09/18/24
(a)
09/12/29 MXN 1,734,000 1,937,968 — 1,937,968
1-day SONIA Annual 1.00% Annual 09/18/24
(a)
09/18/29 GBP 17,000 (2,620,210) (2,756,493) 136,283
6-mo. EURIBOR Semi-Annual 1.00% Annual 09/18/24
(a)
09/18/29 EUR 126,000 (9,687,196) (10,563,176) 875,980
3-mo. TWCPBA Quarterly 1.88% Quarterly 09/18/24
(a)
09/18/29 TWD 520,000 64,662 — 64,662
3-mo. TWCPBA Quarterly 1.89% Quarterly 09/18/24
(a)
09/18/29 TWD 642,000 90,391 — 90,391
3-mo. TWCPBA Quarterly 1.90% Quarterly 09/18/24
(a)
09/18/29 TWD 535,000 83,324 — 83,324
3-mo. TWCPBA Quarterly 1.90% Quarterly 09/18/24
(a)
09/18/29 TWD 687,000 105,456 — 105,456
3-mo. TWCPBA Quarterly 1.91% Quarterly 09/18/24
(a)
09/18/29 TWD 702,000 121,926 — 121,926
3-mo. TWCPBA Quarterly 1.94% Quarterly 09/18/24
(a)
09/18/29 TWD 555,000 119,626 — 119,626
3-mo. TWCPBA Quarterly 1.96% Quarterly 09/18/24
(a)
09/18/29 TWD 450,000 110,113 — 110,113
3-mo. TWCPBA Quarterly 1.96% Quarterly 09/18/24
(a)
09/18/29 TWD 600,000 146,368 — 146,368
3-mo. TWCPBA Quarterly 1.98% Quarterly 09/18/24
(a)
09/18/29 TWD 447,000 122,343 — 122,343
6-mo. EURIBOR Semi-Annual 2.67% Annual 09/18/24
(a)
09/18/29 EUR 57,000 394,571 5,182 389,389
6-mo. EURIBOR Semi-Annual 2.68% Annual 09/18/24
(a)
09/18/29 EUR 33,000 238,354 36,642 201,712
6-mo. EURIBOR Semi-Annual 2.71% Annual 09/18/24
(a)
09/18/29 EUR 24,000 214,224 (6,831) 221,055
6-mo. EURIBOR Semi-Annual 2.76% Annual 09/18/24
(a)
09/18/29 EUR 8,000 90,643 (10,939) 101,582
6-mo. EURIBOR Semi-Annual 2.77% Annual 09/18/24
(a)
09/18/29 EUR 22,000 262,494 23,289 239,205
3-mo. STIBOR Quarterly 2.77% Annual 09/18/24
(a)
09/18/29 SEK 986,000 2,233,431 262,130 1,971,301
6-mo. EURIBOR Semi-Annual 2.79% Annual 09/18/24
(a)
09/18/29 EUR 35,000 454,422 91,506 362,916
6-mo. EURIBOR Semi-Annual 2.79% Annual 09/18/24
(a)
09/18/29 EUR 51,000 654,494 801 653,693
6-mo. EURIBOR Semi-Annual 2.79% Annual 09/18/24
(a)
09/18/29 EUR 41,000 513,839 (76,406) 590,245
6-mo. EURIBOR Semi-Annual 2.80% Annual 09/18/24
(a)
09/18/29 EUR 82,000 1,076,969 124,171 952,798
6-mo. EURIBOR Semi-Annual 2.80% Annual 09/18/24
(a)
09/18/29 EUR 18,000 237,309 9,528 227,781
6-mo. EURIBOR Semi-Annual 2.81% Annual 09/18/24
(a)
09/18/29 EUR 44,000 608,743 (3,938) 612,681
3-mo. STIBOR Quarterly 2.81% Annual 09/18/24
(a)
09/18/29 SEK 380,000 918,789 (73,074) 991,863
6-mo. EURIBOR Semi-Annual 2.81% Annual 09/18/24
(a)
09/18/29 EUR 36,000 492,652 (106,589) 599,241
6-mo. EURIBOR Semi-Annual 2.82% Annual 09/18/24
(a)
09/18/29 EUR 38,000 533,346 (89,116) 622,462
6-mo. EURIBOR Semi-Annual 2.82% Annual 09/18/24
(a)
09/18/29 EUR 40,000 567,428 156,269 411,159
6-mo. EURIBOR Semi-Annual 2.83% Annual 09/18/24
(a)
09/18/29 EUR 15,000 221,802 86,078 135,724
6-mo. EURIBOR Semi-Annual 2.83% Annual 09/18/24
(a)
09/18/29 EUR 44,000 639,600 (205,071) 844,671
6-mo. EURIBOR Semi-Annual 2.85% Annual 09/18/24
(a)
09/18/29 EUR 32,000 502,032 (48,396) 550,428
6-mo. EURIBOR Semi-Annual 2.87% Annual 09/18/24
(a)
09/18/29 EUR 88,000 1,459,933 (229,820) 1,689,753
3-mo. STIBOR Quarterly 2.88% Annual 09/18/24
(a)
09/18/29 SEK 482,000 1,321,047 113,274 1,207,773
3-mo. STIBOR Quarterly 2.90% Annual 09/18/24
(a)
09/18/29 SEK 173,000 488,495 (22,493) 510,988
6-mo. EURIBOR Semi-Annual 2.95% Annual 09/18/24
(a)
09/18/29 EUR 30,000 628,446 69,027 559,419
6-mo. PRIBOR Semi-Annual 3.07% Annual 09/18/24
(a)
09/18/29 CZK 1,661,000 (608,996) — (608,996)
6-mo. PRIBOR Semi-Annual 3.44% Annual 09/18/24
(a)
09/18/29 CZK 480,000 177,319 — 177,319
6-mo. PRIBOR Semi-Annual 3.83% Annual 09/18/24
(a)
09/18/29 CZK 1,000 1,160 — 1,160
6-mo. WIBOR Semi-Annual 5.15% Annual 09/18/24
(a)
09/18/29 PLN 93,000 504,828 — 504,828
6-mo. WIBOR Semi-Annual 5.25% Annual 09/18/24
(a)
09/18/29 PLN 88,000 572,997 — 572,997
6-mo. WIBOR Semi-Annual 5.34% Annual 09/18/24
(a)
09/18/29 PLN 83,000 621,346 — 621,346
1-day MIBOR Semi-Annual 6.37% Semi-Annual 09/18/24
(a)
09/18/29 INR 2,740,000 216,678 — 216,678
1-day MIBOR Semi-Annual 6.37% Semi-Annual 09/18/24
(a)
09/18/29 INR 1,780,500 139,915 — 139,915
1-day MIBOR Semi-Annual 6.38% Semi-Annual 09/18/24
(a)
09/18/29 INR 2,687,500 223,217 — 223,217
1-day MIBOR Semi-Annual 6.40% Semi-Annual 09/18/24
(a)
09/18/29 INR 3,452,000 314,183 — 314,183
1-day MIBOR Semi-Annual 6.43% Semi-Annual 09/18/24
(a)
09/18/29 INR 3,269,000 341,421 — 341,421
3.12% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 292,000 (1,775,203) 96,697 (1,871,900)
3.29% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 70,000 (815,146) 7,558 (822,704)
3.68% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 56,000 (1,379,339) (104,888) (1,274,451)
3.66% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 23,000 (549,752) (26,124) (523,628)
3.06% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 46,000 (188,222) (6,109) (182,113)

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.16% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 74,000 $ (547,939) $ 53,920 $ (601,859)
3.66% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 26,000 (625,764) (8,497) (617,267)
3.69% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 48,000 (1,198,192) (4,463) (1,193,729)
3.30% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 37,000 (445,572) (43,855) (401,717)
3.24% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 36,000 (365,551) (12,976) (352,575)
3.19% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 64,000 (529,018) (41,249) (487,769)
0.89% Annual 1-day SARON Annual 09/18/24
(a)
09/18/29 CHF 25,000 (236,990) (28,614) (208,376)
1.05% Annual 1-day SARON Annual 09/18/24
(a)
09/18/29 CHF 25,000 (464,139) (144,939) (319,200)
0.85% Annual 1-day SARON Annual 09/18/24
(a)
09/18/29 CHF 17,000 (126,616) 69,097 (195,713)
4.28% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 17,000 (528,855) (626) (528,229)
4.31% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 14,000 (455,094) 35,745 (490,839)
3.80% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 45,000 (430,134) (39,416) (390,718)
4.27% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 4,000 (123,534) 5,535 (129,069)
2.77% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 32,000 (259,946) — (259,946)
2.91% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 53,000 (700,085) — (700,085)
3.02% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 18,150 (304,645) — (304,645)
2.92% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 31,000 (412,712) — (412,712)
3.01% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 14,850 (247,708) — (247,708)
2.67% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 27,000 (125,597) — (125,597)
2.89% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 3,000 (36,920) — (36,920)
2.71% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 39,000 (234,898) — (234,898)
2.68% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 681,000 (447,926) — (447,926)
2.68% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 572,000 (374,713) — (374,713)
1.95% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 282,000 (276,862) — (276,862)
1.83% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 261,000 (48,755) — (48,755)
1.95% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 61,000 (59,690) — (59,690)
8.78% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 332,000 (818,192) — (818,192)
8.44% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 415,000 (701,134) — (701,134)
8.73% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 634,000 (1,494,608) — (1,494,608)
8.37% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 760,000 (1,175,285) — (1,175,285)
8.39% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 1,035,000 (1,643,688) — (1,643,688)
8.36% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 583,000 (886,464) — (886,464)
8.75% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 375,000 (902,198) — (902,198)
8.78% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 315,000 (774,522) — (774,522)
8.43% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 404,000 (677,089) — (677,089)
8.64% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 1,025,000 (2,205,080) — (2,205,080)
8.24% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 336,980 (420,529) — (420,529)
8.59% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 544,000 (1,102,903) — (1,102,903)
8.66% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 364,000 (799,472) — (799,472)
8.82% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 395,000 (1,009,045) — (1,009,045)
9.07% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 321,000 (1,003,324) — (1,003,324)
8.42% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 404,000 (669,808) — (669,808)
9.04% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 379,000 (1,156,008) — (1,156,008)
4.42% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 35,000 (468,962) — (468,962)
4.35% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 49,000 (553,514) — (553,514)
4.30% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 56,698 (566,272) — (566,272)
4.53% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 8,750 (146,910) — (146,910)
4.35% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 23,000 (258,798) — (258,798)

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.55% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 16,250 $ (280,814) $ — $ (280,814)
4.31% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 12,000 (121,721) — (121,721)
3.42% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 125,094,000 (2,153,840) — (2,153,840)
3.50% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 21,367,000 (421,801) — (421,801)
3.48% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 106,267,000 (2,047,274) — (2,047,274)
3.45% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 32,899,000 (601,414) — (601,414)
3.41% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 1,713,000 (28,872) — (28,872)
4.17% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 160,000 (807,510) — (807,510)
4.02% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 41,000 (172,065) — (172,065)
4.11% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 160,000 (755,752) — (755,752)
4.06% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 267,000 (1,190,841) — (1,190,841)
$ (31,597,924) $ (13,407,649) $ (18,190,275)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 11.30% At Termination Barclays Bank plc 01/02/29 BRL 27,000 $ (91,879) $ — $ (91,879)
1-day
BZDIOVER At Termination 11.35% At Termination Bank of America NA 01/02/29 BRL 81,000 (304,677) — (304,677)
1-day
BZDIOVER At Termination 11.43% At Termination Bank of America NA 01/02/29 BRL 124,000 (388,139) — (388,139)
1-day
BZDIOVER At Termination 11.66% At Termination Bank of America NA 01/02/29 BRL 220,000 (368,350) — (368,350)
1-day
BZDIOVER At Termination 11.82% At Termination Bank of America NA 01/02/29 BRL 77,000 (21,273) — (21,273)
1-day
BZDIOVER At Termination 11.84% At Termination Bank of America NA 01/02/29 BRL 85,000 (16,239) — (16,239)
1-day
BZDIOVER At Termination 11.87% At Termination Barclays Bank plc 01/02/29 BRL 280,000 58,834 — 58,834
1-day
BZDIOVER At Termination 11.89% At Termination Barclays Bank plc 01/02/29 BRL 147,000 45,865 — 45,865
1-day
BZDIOVER At Termination 12.06% At Termination Bank of America NA 01/02/29 BRL 220,000 320,465 — 320,465
1-day
BZDIOVER At Termination 12.09% At Termination Bank of America NA 01/02/29 BRL 68,000 98,202 — 98,202
$ (667,191) $ — $ (667,191)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures August
2024 ................ BRL 128,936,036 Merrill Lynch International & Co. 08/14/24 BRL 128,936 $ 906,939 $ — $ 906,939
Taiwan Capitalization Weighted
Stock Index Futures August
2024 ................ TWD 1,324,838,491 Merrill Lynch International & Co. 08/21/24 TWD 1,324,838 (2,882,923) — (2,882,923)

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures August
2024 ................ TWD 6,134,246,627 Merrill Lynch International & Co. 08/21/24 TWD 6,134,247 $ (12,661,157) $ — $ (12,661,157)
Taiwan Capitalization Weighted
Stock Index Futures August
2024 ................ TWD 487,919,302 Merrill Lynch International & Co. 08/21/24 TWD 487,919 (335,920) — (335,920)
Taiwan Capitalization Weighted
Stock Index Futures August
2024 ................ TWD 443,753,616 Merrill Lynch International & Co. 08/21/24 TWD 443,754 (76,983) — (76,983)
Taiwan Capitalization Weighted
Stock Index Futures August
2024 ................ TWD 325,065,861 Merrill Lynch International & Co. 08/23/24 TWD 325,066 — — —
KOSPI 200 Index Futures
September 2024 ........ KRW (239,834,100,800) Merrill Lynch International & Co. 09/12/24 KRW 239,834,101 (5,316,796) — (5,316,796)
KOSPI 200 Index Futures
September 2024 ........ KRW (9,513,722,500) Merrill Lynch International & Co. 09/12/24 KRW 9,513,723 (26,350) — (26,350)
KOSPI 200 Index Futures
September 2024 ........ KRW (19,321,072,650) Merrill Lynch International & Co. 09/12/24 KRW 19,321,073 299,308 — 299,308
Mexican Bolsa Index Futures
September 2024 ........ MXN 184,404,126 Merrill Lynch International & Co. 09/20/24 MXN 184,404 (208,758) — (208,758)
Swiss Market Index Futures
September 2024 ........ CHF (5,432,787) HSBC Bank plc 09/20/24 CHF 5,433 (136,444) — (136,444)
Swiss Market Index Futures
September 2024 ........ CHF (29,489,840) HSBC Bank plc 09/20/24 CHF 29,490 (703,298) — (703,298)
Swiss Market Index Futures
September 2024 ........ CHF (8,567,839) HSBC Bank plc 09/20/24 CHF 8,568 (219,711) — (219,711)
$ (21,362,093) $ — $ (21,362,093)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 09/05/24 USD 4,828 $ 442,401 $ — $ 442,401
MSCI Chile Net Return
Index .......... At Termination
1-day SOFR plus
0.20%
At
Termination
JPMorgan Chase Bank
NA 09/05/24 USD 15,992 1,256,876 — 1,256,876
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.22% Quarterly BNP Paribas SA 09/05/24 USD 9,478 878,066 — 878,066
1-day SOFR plus 0.38% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/04/24 USD 10,090 522,353 — 522,353
1-day SOFR plus 0.40% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/04/24 USD 17,725 917,412 — 917,412
1-day SOFR plus 0.45% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Merrill Lynch International
& Co. 10/04/24 USD 64,300 3,326,240 — 3,326,240
1-day SOFR plus 0.46% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/04/24 USD 7,577 391,900 — 391,900
1-day SOFR plus 0.69% At Termination
Russell 1000 Value
Index Total Return
At
Termination
Morgan Stanley & Co.
International plc 10/04/24 USD 6,767 311,824 — 311,824
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.65% Quarterly
Merrill Lynch International
& Co. 05/23/25 USD 518,295 (16,915,500) — (16,915,500)
$ (8,868,428) $ — $ (8,868,428)

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6.55
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 4.53
1-day SARON ........................................ Swiss Average Rate Overnight 1.21
1-day SOFR ......................................... Secured Overnight Financing Rate 5.35
1-day SONIA ......................................... Sterling Overnight Index Average 5.20
1-day SORA ......................................... Singapore Overnight Rate Average 3.43
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2.48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1.90
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.25
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.50
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4.57
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.28
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 3.59
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1.64
6-mo. BBR .......................................... Australian Bank Bill Rate 4.78
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.58
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 4.36
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.77
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 30,925,543 7,773,825 — 38,699,368
Air Freight & Logistics .................................... 9,738,912 183,628 — 9,922,540
Automobile Components .................................. 197,332 2,388,362 — 2,585,694
Automobiles .......................................... 11,664,863 8,876,932 — 20,541,795
Banks ............................................... 45,183,843 46,303,179 — 91,487,022
Beverages ........................................... 1,145,931 1,980,029 — 3,125,960
Biotechnology ......................................... 15,696,966 3,384,363 — 19,081,329
Broadline Retail ........................................ 40,914,411 3,507,461 — 44,421,872
Building Products ....................................... 15,023,436 3,154,357 — 18,177,793
Capital Markets ........................................ 31,667,157 12,167,889 — 43,835,046

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

Level 1 Level 2 Level 3 Total
Chemicals ............................................ $ 295,979 $ 2,673,107 $ — $ 2,969,086
Commercial Services & Supplies ............................. 13,696,576 1,159,104 — 14,855,680
Communications Equipment ................................ 13,785,763 — — 13,785,763
Construction & Engineering ................................ 10,314,142 4,865,547 — 15,179,689
Construction Materials .................................... 3,543,694 6,176,897 — 9,720,591
Consumer Finance ...................................... 3,906,099 — — 3,906,099
Consumer Staples Distribution & Retail ........................ 39,990,058 2,373,850 — 42,363,908
Containers & Packaging .................................. 2,218,385 — — 2,218,385
Distributors ........................................... 1,950,166 — — 1,950,166
Diversified Consumer Services .............................. 138,007 — — 138,007
Diversified REITs ....................................... — 132,147 — 132,147
Diversified Telecommunication Services ........................ 135,054 3,054,212 — 3,189,266
Electric Utilities ........................................ 5,749,980 7,064,849 — 12,814,829
Electrical Equipment ..................................... 8,500,301 12,627,823 — 21,128,124
Electronic Equipment, Instruments & Components ................. 7,755,760 3,959,743 — 11,715,503
Energy Equipment & Services .............................. 174,230 205,365 — 379,595
Entertainment ......................................... 16,810,453 1,121,746 — 17,932,199
Financial Services ...................................... 38,161,088 8,011,537 — 46,172,625
Food Products ......................................... 2,472,955 1,870,711 — 4,343,666
Gas Utilities ........................................... 512,946 227,209 — 740,155
Ground Transportation ................................... 6,965,491 1,265,422 — 8,230,913
Health Care Equipment & Supplies ........................... 12,231,669 2,626,318 — 14,857,987
Health Care Providers & Services ............................ 26,182,743 — — 26,182,743
Health Care REITs ...................................... 410,069 — — 410,069
Health Care Technology .................................. 737,403 — — 737,403
Hotel & Resort REITs .................................... 63,297 — — 63,297
Hotels, Restaurants & Leisure .............................. 2,600,365 1,228,256 — 3,828,621
Household Durables ..................................... 4,482,320 4,420,500 — 8,902,820
Household Products ..................................... 13,377,655 1,044,302 — 14,421,957
Independent Power and Renewable Electricity Producers ............ 1,818,147 301,777 — 2,119,924
Industrial Conglomerates .................................. — 6,889,152 — 6,889,152
Industrial REITs ........................................ 272,394 327,484 — 599,878
Insurance ............................................ 33,260,853 21,517,287 — 54,778,140
Interactive Media & Services ............................... 64,556,643 344,821 — 64,901,464
IT Services ........................................... 11,905,790 4,739,121 — 16,644,911
Leisure Products ....................................... 71,287 — — 71,287
Life Sciences Tools & Services .............................. 15,254,210 1,691,697 — 16,945,907
Machinery ............................................ 12,639,058 8,627,402 — 21,266,460
Marine Transportation .................................... — 2,085,488 — 2,085,488
Media ............................................... 5,360,875 1,408,334 — 6,769,209
Metals & Mining ........................................ 8,495,700 13,740,493 — 22,236,193
Multi-Utilities .......................................... 2,268,500 4,142,891 — 6,411,391
Office REITs .......................................... 65,378 265,551 — 330,929
Oil, Gas & Consumable Fuels ............................... 17,666,447 10,833,019 — 28,499,466
Passenger Airlines ...................................... 960,471 890,873 — 1,851,344
Personal Care Products .................................. 877,564 5,985,378 — 6,862,942
Pharmaceuticals ....................................... 52,691,579 27,605,821 — 80,297,400
Professional Services .................................... 9,849,762 8,321,378 — 18,171,140
Real Estate Management & Development ....................... 641,992 1,964,052 — 2,606,044
Residential REITs ....................................... 451,659 — — 451,659
Retail REITs .......................................... 593,659 — — 593,659
Semiconductors & Semiconductor Equipment .................... 108,944,097 16,242,015 — 125,186,112
Software ............................................. 117,040,443 6,364,493 — 123,404,936
Specialized REITs ...................................... 1,303,308 — — 1,303,308
Specialty Retail ........................................ 31,703,155 1,166,119 — 32,869,274
Technology Hardware, Storage & Peripherals .................... 67,712,177 2,391,922 — 70,104,099
Textiles, Apparel & Luxury Goods ............................ 1,109,305 3,064,310 — 4,173,615
Tobacco ............................................. 8,049,615 2,492,803 — 10,542,418
Trading Companies & Distributors ............................ 13,688,780 10,313,528 — 24,002,308
Transportation Infrastructure ............................... — 183,539 — 183,539
Water Utilities ......................................... — 708,454 — 708,454
Wireless Telecommunication Services ......................... — 513,634 — 513,634
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 2,021,578 — 2,021,578
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Tactical Opportunities Fund

Level 1 Level 2 Level 3 Total
Rights ................................................ $ — $ — $ 2,079 $ 2,079
Warrants .............................................. 61,814 — — 61,814
Short-Term Securities
Money Market Funds ...................................... 56,625,836 — — 56,625,836
U.S. Treasury Obligations ................................... — 169,090,967 — 169,090,967
$ 1,085,261,540 $ 492,064,051 $ 2,079 $ 1,577,327,670
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 250,897 $ — $ 250,897
Equity contracts ........................................... 12,067,100 18,232,491 — 30,299,591
Foreign currency exchange contracts ............................ — 3,015,885 — 3,015,885
Interest rate contracts ....................................... 21,808,599 25,080,109 — 46,888,708
Liabilities
Equity contracts ........................................... (10,818,100) (53,658,909) — (64,477,009)
Foreign currency exchange contracts ............................ — (5,080,420) — (5,080,420)
Interest rate contracts ....................................... (31,190,928) (43,937,575) — (75,128,503)
$ (8,133,329) $ (56,097,522) $ — $ (64,230,851)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)